Label	Element	Value
Virtus AllianzGI Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus AllianzGI Small-Cap Fund (the “Fund”),
a series of Virtus Investment Trust

Supplement dated August 19, 2021 to the Summary Prospectus and the Virtus Investment Trust
Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice To Investors

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AllianzGI Small-Cap Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The “Investment Objective” section of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus is hereby corrected with the following disclosure:

The fund seeks long-term capital appreciation.

Investors should retain this supplement with the Prospectuses for future reference.